LIQUIDITY	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY

NOTE 2 – LIQUIDITY

As reflected in the accompanying unaudited consolidated financial statements, the Company had a net loss of $5,912,356 for the nine months ended September 30, 2022. During the same period, cash used in operating activities was $3,850,455. The working capital surplus and accumulated deficit as of September 30, 2022 were $2,723,497 and $51,409,407, respectively. In one previous financial reporting period during 2021, the Company had raised substantial doubt about continuing as a going concern. This was principally due to a lack of working capital prior to an underwritten common stock offering which was completed during the first quarter of 2022 (the “First Quarter 2022 Offering”).

During the previous 21 months, the Company has raised more than $13 million after fees and expenses, both from existing shareholders through the issuance of Series C Convertible Preferred Stock and in the first quarter of 2022, a follow-on common stock offering using its previously filed “shelf” registration. The Company also raised more than $3 million by issuing a combination of Series D Convertible Preferred Stock and common stock late in the third quarter and early in the fourth quarter of 2022. Although, further additional investment is not assured, the Company believes that it would be able to raise sufficient capital to support expanded operations based on an anticipated increase in business activity and the recent improvement in the capital markets. In the long run, the continuation of the Company as a going concern is dependent upon the ability of the Company to continue executing the plan described above, generate enough revenue, and eventually attain consistently profitable operations. Although the current global pandemic related to the coronavirus (COVID-19) has affected our operations, particularly in our supply chain, we now believe that this is expected to be an ongoing issue and our working capital assumptions reflect this new reality. The Company cannot currently quantify the uncertainty related to the pandemic and its lingering effects on our customers in the coming quarters. We have analyzed our cash flow under “stress test” conditions and have determined that we have sufficient liquid assets on hand to maintain operations for at least twelve months from the date of this report. A notable recent success is the “bonding” secured in the amount of approximately $8 million for a major project for which the Company recently received full “notice to proceed”.

The Company was successful in securing a loan of $1,410,270 during the second quarter of 2020 from the Small Business Administration via the PPP/CARES Act program which further bolstered the Company’s cash reserves. This loan was forgiven in the first quarter of 2021 and leaves the Company essentially debt free other than the normal course of business equipment and insurance financing as reflected in Note 3 to these financial statements. The Company has also been successful in increasing its working capital surplus after receiving proceeds in 2021 of $4.5 million from the issuance of Series C Convertible Preferred Stock as well as in the first quarter of 2022, receiving net proceeds of approximately $5.5 million from the successful sales of common stock under the Company’s “shelf registration” statement as previously mentioned. More recently, the company was successful in raising approximately $3.2 million of net proceeds from the issuance of Series D Convertible Preferred and common stock.

This gives us the capital required to fund the fundamental business changes that we are executing including organization, product alignment and market focus and maintenance of our overall business strategy. In addition, management has been taking and continues to take actions including, but not limited to, elimination of certain costs that do not contribute to short term revenue, and re-aligning both management and staffing with a focus on improving certain skill sets necessary to build growth and profitability and focusing product strategy on opportunities that are likely to bear results in the relatively short term. During 2021, management took further significant actions including reorganizing our engineering and technical teams and selectively improving organizational efficiency to effectively grow the business in concert with the influx of business won in late 2021 and early 2022. The Company had experienced a significant slowdown in closing new projects due to cautious actions by current and potential clients as a result of COVID-19 but this appears to be abating as time passes. We continue to be successful in identifying new business opportunities and are focused on maintaining a backlog of projects.

Management believes that, at this time, the conditions in our market space with ongoing contract delays, the consequent need to procure certain materials in advance of a binding contract and the additional time needed to execute on new contracts previously reported have put a strain on our cash reserves. However, recent events including an approximate $9 million injection of gross funds from the 2022 Offerings, significant recent orders and the overall stabilization of the business indicate that there is no longer substantial doubt for the Company to continue as a going concern for a period of twelve months from the issuance of this report. We will continue executing the plan to grow our business and eventually achieve profitability without the requirement to raise additional capital for existing operations for 2022 although we may do so to fund selective opportunities that may arise. Management has extensively evaluated our requirements for the next 12 months from the issuance date of this report and has determined that the Company currently has sufficient cash to operate for at least that period.

NOTE 2 – LIQUIDITY

As reflected in the accompanying consolidated financial statements, the Company had a net loss of $6,008,901 for the year ended December 31, 2021. During the same period, cash used in operating activities was $6,579,378. The negative working capital and accumulated deficit as of December 31, 2021 were $651,381 and $45,497,051, respectively. In previous financial reports, the Company had raised substantial doubt about continuing as a going concern. This was principally due to a lack of working capital prior to an underwritten offering which was completed during the first quarter of 2022 (the “2022 Offering”).

As previously noted, the Company raised $4,500,000 from existing shareholders through the issuance of Series C Convertible Preferred Stock. Although additional investment is not assured, the Company is comfortable that it would be able to raise sufficient capital to support expanded operations based on an anticipated increase in business activity. In the long run, the continuation of the Company as a going concern is dependent upon the ability of the Company to continue executing the plan described above, generate enough revenue, and attain consistently profitable operations. Although the current global pandemic related to the coronavirus (Covid-19) has affected our operations, particularly in supply chain, we now believe that this is expected to be an ongoing issue and our working capital assumptions reflect this new reality. The Company cannot currently quantify the uncertainty related to the pandemic and its effects on our customers in the coming quarters. We have analyzed our cash flow under “stress test” conditions and have determined that we have sufficient liquid assets on hand to maintain operations for at least twelve months from the date of this report. A notable recent success is the approval of the Company for “bonding” in the amount of approximately $8 million for an upcoming major project.

The Company was successful in securing a loan of $1,410,270 during the second quarter of 2020 from the Small Business Administration via the PPP/CARES Act program which further bolstered the Company’s cash reserves. This loan was forgiven in the first quarter of 2021 and leaves the Company essentially debt free. The Company has also been successful in increasing its working capital surplus after receiving proceeds from the 2021 Offering of $4,500,000 and more recently, in the first quarter of 2022, receiving net proceeds of approximately $5,500,000 from the successful takedown of the Company’s “shelf registration” S3. This gives us the capital required to fund the fundamental business changes that we undertook in the last quarter of 2020, further changes throughout 2021 and maintenance of our business strategy overall. In addition, management has been taking and continues to take actions including, but not limited to, elimination of certain costs that do not contribute to short term revenue, and re-aligning both management and staffing with a focus on improving certain skill sets necessary to build growth and profitability and focusing product strategy on opportunities that are likely to bear results in the relatively short term. During 2021, management took further significant actions including reorganizing our engineering and technical teams and selectively improving organizational efficiency to effectively grow the business as the expected order flow resumes in 2022. Upon completion of the 2022 Offering, management has raised sufficient working capital to meet its needs for the next 12-months without the need to raise further capital. Since the advent of the Covid-19 pandemic, the Company has experienced a significant slowdown in closing new projects due to cautious actions by current and potential clients. We continue to be successful in identifying new business opportunities and are focused on re-establishing a backlog of projects.

Management believes that, at this time, the conditions in our market space with ongoing contract delays, the consequent need to procure certain materials in advance of a binding contract and the additional time needed to execute on new contracts previously reported have put a strain on our cash reserves. However, recent events including a $5.5M injection of funds from a sale of securities, significant recent orders and the overall stabilization of the business indicate that there is no longer substantial doubt for the Company to continue as a going concern for a period of twelve months from the issuance of this report. We continue executing the plan to grow our business and achieve profitability without the requirement to raise additional capital for existing operations for 2022 although we may do so to fund selective opportunities that may arise. Management has extensively evaluated our requirements for the next 12 months and has determined that the Company currently has sufficient cash to operate for at least that period.